Going Concern and Management's Plan (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Going Concern and Managements Plan (Textual)
Working capital	$ 625,885
Accumulated deficit	$ (1,614,848)	$ (152,909)